SCHEDULE OF CONVERTIBLE BONDS (Details) - Maius Pharmaceutical Co. Ltd [Member] - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Restructuring Cost and Reserve [Line Items]
Total	$ 300,000
GOLDPOW INTERNATIONAL CORP [Member]
Restructuring Cost and Reserve [Line Items]
Total	$ 300,000